DEFERRED TAX - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets, at 1 January	£ 4,048
Deferred tax assets, at 31 December	5,857	£ 4,048
Deferred tax liabilities
Deferred tax liabilities, at 1 January	0
Deferred tax liabilities, at 31 December	(208)	0
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	6,377	5,327
Credit (charge) to the income statement	(27)	1,016
Credit (charge) to other comprehensive income	1,649	34
Deferred tax assets, at 31 December	7,999	6,377
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(2,329)	(1,859)
(Charge) credit to the income statement	(301)	(334)
(Charge) credit to other comprehensive income	294	(136)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(2,350)	(2,329)
Prior to offsetting of balances within same taxing jurisdiction | The Group
Deferred tax liabilities
Exchange and other adjustments	(14)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
Deferred tax assets
Deferred tax assets, at 1 January	5,018	4,054
Credit (charge) to the income statement	(4)	964
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	5,014	5,018
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
Deferred tax assets
Deferred tax assets, at 1 January	760	678
Credit (charge) to the income statement	(237)	82
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	523	760
Prior to offsetting of balances within same taxing jurisdiction | Other provisions [member]
Deferred tax assets
Deferred tax assets, at 1 January	300	251
Credit (charge) to the income statement	114	13
Credit (charge) to other comprehensive income	(155)	36
Deferred tax assets, at 31 December	259	300
Prior to offsetting of balances within same taxing jurisdiction | Share-based payments £m
Deferred tax assets
Deferred tax assets, at 1 January	17	27
Credit (charge) to the income statement	(3)	(10)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	14	17
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
Deferred tax assets
Deferred tax assets, at 1 January	69	56
Credit (charge) to the income statement	(22)	15
Credit (charge) to other comprehensive income	0	(2)
Deferred tax assets, at 31 December	47	69
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
Deferred tax assets
Deferred tax assets, at 1 January	37	7
Credit (charge) to the income statement	183	30
Credit (charge) to other comprehensive income	1,804	0
Deferred tax assets, at 31 December	2,024	37
Deferred tax liabilities
Deferred tax liabilities, at 1 January	0	(699)
(Charge) credit to the income statement	(470)	(65)
(Charge) credit to other comprehensive income	0	764
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(470)	0
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m | The Group
Deferred tax liabilities
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations £m
Deferred tax assets
Deferred tax assets, at 1 January	0	28
Credit (charge) to the income statement	8	(28)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	8	0
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(52)	0
(Charge) credit to the income statement	41	2
(Charge) credit to other comprehensive income	11	(54)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	0	(52)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations £m | The Group
Deferred tax liabilities
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
Deferred tax assets
Deferred tax assets, at 1 January	176	226
Credit (charge) to the income statement	(66)	(50)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	110	176
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(319)	(204)
(Charge) credit to the income statement	(47)	(115)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(380)	(319)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m | The Group
Deferred tax liabilities
Exchange and other adjustments	(14)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(275)	(228)
(Charge) credit to the income statement	117	(47)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(158)	(275)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m | The Group
Deferred tax liabilities
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(352)	(336)
(Charge) credit to the income statement	29	(16)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(323)	(352)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m | The Group
Deferred tax liabilities
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(1,331)	(392)
(Charge) credit to the income statement	29	(93)
(Charge) credit to other comprehensive income	283	(846)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(1,019)	£ (1,331)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m | The Group
Deferred tax liabilities
Exchange and other adjustments	£ 0